UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—18.0%
Auto Components—0.5%
Gentherm, Inc.[1]	272,200	$9,967,964

Diversified Consumer Services—2.7%
Bright Horizons Family Solutions, Inc.[1]	559,084	26,282,539
Grand Canyon Education, Inc.[1]	265,400	12,383,564
LifeLock, Inc.[1]	946,440	17,518,604
		56,184,707

Hotels, Restaurants & Leisure—7.0%
Buffalo Wild Wings, Inc.[1]	188,030	33,916,851
Fiesta Restaurant Group, Inc.[1]	460,890	28,022,112
Habit Restaurants, Inc.
(The), Cl. A1	82,030	2,653,671
Jack in the Box, Inc.	344,620	27,555,815
La Quinta Holdings, Inc.[1]	948,130	20,915,748
Popeyes Louisiana Kitchen, Inc.[1]	332,940	18,734,534
Zoe’s Kitchen, Inc.[1]	441,040	13,191,506
		144,990,237

Internet & Catalog Retail—0.8%
HSN, Inc.	216,930	16,486,680

Media—0.5%
Rentrak Corp.[1]	126,429	9,206,560

Multiline Retail—1.5%
Burlington Stores, Inc.[1]	550,090	25,997,253
Tuesday Morning Corp.[1]	247,640	5,373,788
		31,371,041

Specialty Retail—0.8%
Boot Barn Holdings, Inc.[1]	112,980	2,056,236
Michaels Cos., Inc. (The)[1]	557,690	13,791,674
		15,847,910

Textiles, Apparel & Luxury Goods—4.2%
Carter’s, Inc.	126,430	11,038,603

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Deckers Outdoor Corp.[1]	287,560	$26,179,463
G-III Apparel Group Ltd.[1]	289,232	29,215,324
Skechers U.S.A., Inc., Cl. A1	376,051	20,776,818
		87,210,208

Consumer Staples—3.1%
Beverages—0.8%
Boston Beer Co., Inc. (The), Cl. A1	58,130	16,830,960

Food Products—2.3%
Hain Celestial Group, Inc. (The)[1]	406,020	23,666,906
J&J Snack Foods Corp.	180,404	19,622,543
SunOpta, Inc.[1]	262,635	3,112,225
		46,401,674

Energy—1.3%
Energy Equipment & Services—0.5%
Forum Energy Technologies, Inc.[1]	428,819	8,889,418

Oil, Gas & Consumable Fuels—0.8%
Diamondback Energy, Inc.[1]	188,240	11,252,987
Matador Resources Co.[1]	278,100	5,625,963
		16,878,950

Financials—8.1%
Capital Markets—1.6%
Evercore Partners, Inc., Cl. A	163,930	8,585,014
HFF, Inc., Cl. A	399,318	14,343,503
Piper Jaffray Cos.[1]	177,200	10,293,548
		33,222,065

Commercial Banks—4.6%
Bank of the Ozarks, Inc.	803,680	30,475,546
PrivateBancorp, Inc.	544,620	18,190,308
Signature Bank[1]	175,289	22,079,402
Western Alliance Bancorp[1]	863,430	24,003,354
		94,748,610

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STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Shares	Value
Real Estate Investment Trusts (REITs)—1.0%
Pebblebrook Hotel Trust	444,186	$20,268,207

Thrifts & Mortgage Finance—0.9%
Essent Group Ltd.[1]	718,160	18,463,893

Health Care—23.9%
Biotechnology—3.2%
Bluebird Bio, Inc.[1]	162,640	14,917,341
Cepheid[1]	242,490	13,128,409
Exact Sciences Corp.[1]	322,830	8,858,455
Juno Therapeutics, Inc.[1]	37,270	1,946,239
NPS Pharmaceuticals, Inc.[1]	142,350	5,091,859
PTC Therapeutics, Inc.[1]	236,470	12,242,052
Ultragenyx Pharmaceutical, Inc.[1]	229,950	10,090,206
		66,274,561

Health Care Equipment & Supplies—6.8%
Cantel Medical Corp.	322,163	13,936,771
Cardiovascular Systems, Inc.[1]	451,540	13,582,323
DexCom, Inc.[1]	595,678	32,792,074
Insulet Corp.[1]	255,510	11,768,791
Spectranetics Corp. (The)[1]	946,840	32,741,727
STERIS Corp.	282,900	18,346,065
West Pharmaceutical Services, Inc.	332,855	17,721,200
		140,888,951

Health Care Providers & Services—9.5%
Acadia Healthcare Co., Inc.[1]	574,817	35,184,549
Centene Corp.[1]	293,120	30,440,512
ExamWorks Group, Inc.[1]	531,360	22,099,262
HealthEquity, Inc.[1]	290,250	7,386,862
LifePoint Hospitals, Inc.[1]	363,236	26,120,301
MWI Veterinary Supply, Inc.[1]	61,230	10,403,589
Team Health Holdings, Inc.[1]	722,250	41,551,043

	Shares	Value
Health Care Providers & Services (Continued)
VCA, Inc.[1]	436,480	$21,287,130
		194,473,248

Health Care Technology—1.3%
Omnicell, Inc.[1]	444,038	14,706,538
Veeva Systems, Inc., Cl. A1	456,370	12,052,732
		26,759,270

Life Sciences Tools & Services—0.7%
ICON plc[1]	288,250	14,697,868

Pharmaceuticals—2.4%
Akorn, Inc.[1]	823,994	29,828,583
BioDelivery Sciences International, Inc.[1]	321,700	3,866,834
Pacira Pharmaceuticals, Inc.[1]	181,190	16,064,305
		49,759,722

Industrials—17.0%
Aerospace & Defense—1.0%
Curtiss-Wright Corp.	293,480	20,716,753

Airlines—2.1%
Allegiant Travel Co., Cl. A	196,474	29,535,936
Virgin America, Inc.[1]	313,940	13,577,905
		43,113,841

Building Products—2.5%
A.O. Smith Corp.	539,460	30,430,939
Lennox International, Inc.	222,570	21,159,730
		51,590,669

Commercial Services & Supplies—1.3%
Mobile Mini, Inc.	666,503	27,000,037

Machinery—4.7%
Greenbrier Cos., Inc. (The)	171,870	9,234,575
Middleby Corp. (The)[1]	428,220	42,436,602
Proto Labs, Inc.[1]	111,889	7,514,465
Wabtec Corp.	426,070	37,021,223
		96,206,865

2    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Shares	Value
Professional Services—1.8%
Huron Consulting Group, Inc.[1]	315,320	$21,564,735
Paylocity Holding Corp.[1]	607,500	15,861,825
		37,426,560

Road & Rail—2.8%
Knight Transportation, Inc.	621,810	20,930,124
Old Dominion Freight Line, Inc.[1]	288,200	22,375,848
Saia, Inc.[1]	274,630	15,203,517
		58,509,489

Trading Companies & Distributors—0.8%
H&E Equipment Services, Inc.	543,512	15,267,252

Information Technology—25.6%
Electronic Equipment, Instruments, & Components—1.2%
Methode Electronics, Inc.	697,810	25,477,043

Internet Software & Services—5.2%
CoStar Group, Inc.[1]	223,780	41,092,721
Demandware, Inc.[1]	261,220	15,030,599
Envestnet, Inc.[1]	364,390	17,906,125
GrubHub, Inc.[1]	447,090	16,238,309
New Relic, Inc.[1]	24,210	843,476
Shutterstock, Inc.[1]	248,630	17,180,333
		108,291,563

Semiconductors & Semiconductor Equipment—6.1%
Ambarella, Inc.[1]	152,930	7,756,610
Cavium, Inc.[1]	612,660	37,874,641
M/A-COM Technology Solutions
Holdings, Inc.[1]	165,350	5,172,148
MKS Instruments, Inc.	352,740	12,910,284
Monolithic Power Systems, Inc.	879,550	43,748,817
Spansion, Inc., Cl. A1	507,070	17,351,935
		124,814,435

	Shares	Value

Software—12.7%
Guidewire Software, Inc.[1]	765,172	$38,740,658

Manhattan Associates, Inc.[1]	190,010	7,737,207

Proofpoint, Inc.[1]	794,310	38,309,571

ServiceNow, Inc.[1]	428,080	29,045,228

Tableau Software, Inc., Cl. A1	447,910	37,964,852

Tyler Technologies, Inc.[1]	381,110	41,708,679

Ultimate Software Group, Inc. (The)[1]	274,672	40,325,970

Verint Systems, Inc.[1]	293,890	17,127,909

Zendesk, Inc.[1]	433,160	10,556,109

		261,516,183

Technology Hardware, Storage & Peripherals—0.4%
Stratasys Ltd.[1]	102,370	8,507,971

Materials—1.5%

Construction Materials—1.0%
Caesarstone Sdot-
Yam Ltd.	348,450	20,844,279

Containers & Packaging—0.5%
Berry Plastics Group, Inc.[1]	334,550	10,555,053

Total Common Stocks
(Cost $1,502,936,527)		2,029,660,697

Investment Company—1.2%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $25,642,192)	25,642,192	25,642,192

Total Investments, at Value (Cost $1,528,578,719)	99.7%	2,055,302,889

Net Other Assets
(Liabilities)	0.3	5,569,501

Net Assets	100.0%	$2,060,872,390

3    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended December 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2014	Gross Additions	Gross Reductions	Shares December 31, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	72,774,930	202,265,567	249,398,305	25,642,192

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$25,642,192	$12,691

3. Rate shown is the 7-day yield as of December 31, 2014.

4    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 / Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Security Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the

5    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Security Valuation (Continued)

exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

6    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Security Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Security Valuation (Continued)

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$371,265,307	$—	$—	$371,265,307
Consumer Staples	63,232,634	—	—	63,232,634
Energy	25,768,368	—	—	25,768,368
Financials	166,702,775	—	—	166,702,775
Health Care	492,853,620	—	—	492,853,620
Industrials	349,831,466	—	—	349,831,466
Information Technology	528,607,195	—	—	528,607,195
Materials	31,399,332	—	—	31,399,332
Investment Company	25,642,192	—	—	25,642,192
Total Assets	$2,055,302,889	$—	$—	$2,055,302,889

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

8    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,538,135,518

Gross unrealized appreciation	$533,114,821
Gross unrealized depreciation	(15,947,450)

Net unrealized appreciation	$517,167,371

9    OPPENHEIMER DISCOVERY FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 2/11/2015